Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee future benefits (Note 24)	$ 648	$ 551
Other investments	246	225
Equity investments	215	259
RECs (Note 8)	169	176
Supplemental Executive Retirement Plan ("SERP")	123	127
Deferred payment agreements (Note 6)	80	0
Operating leases (Note 15)	60	64
Derivatives	32	48
Deferred compensation plan	29	29
Other	180	174
Other assets	$ 1,782	$ 1,653